Segment information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment information

32. Segment information

The Company operates five main business segments: gas distribution, fuel distribution, chemicals, storage and drugstores. The gas distribution segment (Ultragaz) distributes LPG to residential, commercial, and industrial consumers, especially in the South, Southeast, and Northeast regions of Brazil. The fuel distribution segment (Ipiranga) operates the distribution and marketing of gasoline, ethanol, diesel, fuel oil, kerosene, natural gas for vehicles, and lubricants and related activities throughout all the Brazilian territory. The chemicals segment (Oxiteno) produces ethylene oxide and its main derivatives and fatty alcohols, which are raw materials used in the home and personal care, agrochemical, paints, varnishes, and other industries. The storage segment (Ultracargo) operates liquid bulk terminals, especially in the Southeast and Northeast regions of Brazil. The drugstores segment (Extrafarma) trades pharmaceutical, hygiene, and beauty products through its own drugstore chain in the North, Northeast and Southeast regions of the country. The segments shown in the financial statements are strategic business units supplying different products and services. Intersegment sales are at prices similar to those that would be charged to third parties.

a. Financial information related to segments

The main financial information of each of the Company’s segments are stated as follows:

	2020	2019	2018
Net revenue from sales and services:
Ultragaz	7,408,342	7,094,823	7,043,246
Ipiranga	66,133,035	75,452,481	76,477,640
Oxiteno	5,210,704	4,254,237	4,748,428
Ultracargo	644,177	540,758	493,649
Extrafarma	1,988,411	2,060,568	2,027,988
Abastece Aí	17,223	-	-
	81,401,892	89,402,867	90,790,951
Others (1)	48,325	44,770	46,937
Intersegment sales	(209,115)	(149,662)	(139,905)
Total	81,241,102	89,297,975	90,697,983
Intersegment sales:
Ultragaz	4,710	3,794	2,879
Ipiranga	207	535	2,919
Oxiteno	16,069	22,265	6,325
Ultracargo	139,452	78,390	82,573
	160,438	104,984	94,696
Others (1)	48,677	44,678	45,209
Total	209,115	149,662	139,905
Net revenue from sales and services, excluding intersegment sales:
Ultragaz	7,403,632	7,091,029	7,040,367
Ipiranga	66,132,828	75,451,946	76,474,721
Oxiteno	5,194,635	4,231,971	4,742,103
Ultracargo	504,725	462,368	411,076
Extrafarma	1,988,411	2,060,569	2,027,988
Abastece Aí	17,223	-	-
	81,241,454	89,297,883	90,696,255
Others (1)	(352)	92	1,728
Total	81,241,102	89,297,975	90,697,983
Operating income (expense):
Ultragaz	494,213	368,975	52,564
Ipiranga	915,432	1,674,439	1,461,513
Oxiteno	355,852	(12,833)	471,927
Ultracargo	251,759	83,171	129,490
Extrafarma	(69,672)	(720,252)	(113,769)
Abastece Aí	(28,966)	-	-
Holding (2)	(107,451)	(96,432)	(106,065)
	1,811,167	1,297,068	1,895,660
Others (1)	888	3,484	3,694
Total	1,812,055	1,300,552	1,899,354

	2020	2019	2018
Share of profit (loss) of joint ventures and associates:
Ultragaz	(53)	(5)	12
Ipiranga	(932)	1,790	576
Oxiteno	402	532	880
Ultracargo	392	1,370	1,350
	(191)	3,687	2,818
Others(3)	(43,426)	(15,832)	(17,597)
Total	(43,617)	(12,145)	(14,779)
Income before financial result, income and social contribution taxes	1,768,438	1,288,407	1,884,575
Financial result, net	(269,374)	(506,854)	(113,536)
Income before income and social contribution taxes	1,499,064	781,553	1,771,039
Additions to PP&E and intangible assets (excluding intersegment account balances):
Ultragaz	309,083	249,784	245,069
Ipiranga	338,848	370,864	417,519
Oxiteno	210,144	255,016	473,026
Ultracargo	218,898	217,377	167,034
Extrafarma	39,824	89,850	118,577
Abastece Aí	15,434	-	-
	1,132,231	1,182,891	1,421,225
Others(1)	32,437	20,186	18,382
Total additions to PP&E and intangible assets (see Notes 14 and 15)	1,164,668	1,203,077	1,439,607
Asset retirement obligation – fuel tanks (see Note 21)	(163)	(290)	(264)
Provision for demobilization of machinery and equipment	(375)	-	-
Capitalized borrowing costs	(13,316)	(30,748)	(23,438)
Total investments in PP&E and intangible assets (cash flow)	1,150,814	1,172,039	1,415,905
Addition on contractual assets with customers – exclusive rights (see Note 11):
Ipiranga	543,382	330,068	390,177
Ultragaz	5,703	-	-
Total	549,085	330,068	390,177

	2020	2019	2018
Depreciation of PP&E and amortization of intangible assets charges:
Ultragaz	192,241	186,221	222,527
Ipiranga	314,511	290,747	283,426
Oxiteno	260,780	212,328	167,357
Ultracargo	65,838	59,618	52,414
Extrafarma	82,530	80,550	71,552
Abastece Aí	4,053	-	-
	919,953	829,464	797,276
Others (1)	18,888	15,183	15,213
Total	938,841	844,647	812,489
Amortization of contractual assets with customers – exclusive rights (see Note 11):
Ipiranga	287,800	355,055	371,825
Ultragaz	1,636	195	-
Total	289,436	355,250	371,825
Amortization of right-of-use assets:
Ultragaz	41,015	31,264	‐
Ipiranga	177,039	164,543	‐
Oxiteno	14,283	9,676	‐
Ultracargo	19,482	20,673	‐
Extrafarma	71,369	73,774	‐
Abastece Aí	40	-	‐
	323,228	299,930	‐
Others (1)	5,094	128	‐
Total	328,322	300,058	‐

	2020	2019	2018
Total assets (excluding intersegment account balances):
Ultragaz	2,927,062	2,998,623	2,719,425
Ipiranga	18,761,207	16,278,320	15,381,887
Oxiteno	8,892,850	7,453,476	7,452,331
Ultracargo	2,197,675	1,871,799	1,478,697
Extrafarma	1,845,038	2,060,182	2,107,901
Abastece Aí	85,787	-	-
	34,709,619	30,662,400	29,140,241
Others (1)	1,540,543	533,072	1,359,154
Total	36,250,162	31,195,472	30,499,395

(1)	Composed of the parent company Ultrapar (including goodwill of certain acquisitions) and subsidiaries Serma - Associação dos Usuários de Equipamentos de Processamento de Dados e Serviços Correlatos (“Serma”) and Imaven Imóveis Ltda.
(2)	New reporting practices were adopted that allocate holding expenses previously recognized by our five businesses segments as Ultrapar's expenses (on an unconsolidated basis). These holding expenses include those incurred by our main governance bodies (including our Board of Directors, Fiscal Council, advisory committees to the Board of Directors, holding CEO and CFO), in addition to areas that were considered and related to a holding-company framework such as investor relations and M&A. The segregation of these expenses was adjusted retroactively to maintain comparability among the results of the Company in 2020, 2019 and 2018.
(3)	Includes the share of profit (loss) in the joint ventures ConectCar and RPR.

b. Geographic area information

The fixed and intangible assets of the Company and its subsidiaries are located in Brazil, except those related to Oxiteno’ plants abroad, as shown below:

	12/31/2020	12/31/2019
United States of America	1,152,876	909,787
Mexico	163,042	124,809
Uruguay	90,347	74,732
	1,406,265	1,109,328

The subsidiaries generate revenue from operations in Brazil, United Stated of America, Mexico and Uruguay, as well as from exports of products to foreign customers, as disclosed below:

	2020	2019	2018
Net revenue from sale and services:
Brazil	79,364,726	87,927,198	89,183,342
Mexico	239,968	220,021	207,615
Uruguay	59,606	41,648	48,096
Venezuela (i)	-	-	68,877
Other Latin American countries	647,469	418,368	425,973
United States of America and Canada	590,926	437,669	465,840
Far East	91,428	74,093	96,394
Europe	151,150	118,917	138,347
Other	95,829	60,061	63,499
Total	81,241,102	89,297,975	90,697,983

(i) See Note 3.b.6.

Sales to the foreign market are made substantially by the Oxiteno.